PREPAID LICENSING AND ROYALTY FEES (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Changes to Prepaid Licensing and Royalty Fees

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2012	2013	2014
Balance at beginning of year	$7,103	$8,644	$4,666
Addition	5,848	14	1,498
Amortization and usage	(3,671)	(706)	(264)
Exchange difference	218	(216)	(258)
Deconsolidation - IAHGames	(152)	—	—
Impairment charges (Note 9)	(702)	(3,070)	(1,259)

Balance at end of year	$8,644	$4,666	$4,383